Income Taxes (Details Narrative) (10 K) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carry forward	₩ 268,650	₩ 105,558
Valuation allowance	₩ 236,014	₩ 579,244